UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       MARCH 31, 2007

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):               [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        NOTTINGHAM ADVISORS INC.
ADDRESS:     500 ESSJAY RD. SUITE 220
             WILLIAMSVILLE, NY 14221

Form 13F File Number:    28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

KATHY STROHMEYER               WILLIAMSVILLE, NY             04/30/07
------------------             -----------------           -------------
[Signature]                     [City, State]                [Date]

Report Type       (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by
      other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         ___________________________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              76

Form 13F Information Table Value Total:            $206997
                                                 (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name



         [Repeat as necessary.]

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                                            Form 13F INFORMATION TABLE



Nottingham Advisors
FORM 13F
                                                  31-Mar-07

                                                                                                                  Voting Authority
                                                                                                                -------------------
                                    Title of               Value      Shares/  Sh/  Put/   Invstmt    Other
Name of Issuer                       class       CUSIP    (x$1000)   Prn Amt   Prn  Call   Dscretn    Managers   Sole  Shared  None
------------------------------      --------   ---------  --------   --------  ---        --------    --------  -------------------

Advantexcel.com Comm Corp.          COM        00758X101         0     10000   SH          Sole                  10000
American Express Co.                COM        025816109      2828     50143   SH          Sole                  50143
Amgen Inc.                          COM        031162100      2169     38812   SH          Sole                  38812
AngioDynamics Inc.                  COM        03475V101      2858    169236   SH          Sole                 169236
Apache Corp.                        COM        037411105      2657     37580   SH          Sole                  37580
Apple Computer                      COM        037833100      1412     15200   SH          Sole                  15200
B J Services                        COM        055482103      1935     69346   SH          Sole                  69346
Bankamerica Corp.                   COM        060505104       326      6385   SH          Sole                   6385
Bed Bath & Beyond Inc.              COM        075896100       771     19202   SH          Sole                  19202
Burlington Northern Santa Fe        COM        12189T104      2787     34650   SH          Sole                  34650
Cameco Corp.                        COM        13321L108      2433     59440   SH          Sole                  59440
Cisco Systems Inc.                  COM        17275R102      2967    116204   SH          Sole                 116204
Citigroup Inc.                      COM        172967101      2883     56153   SH          Sole                  56153
Conocophillips                      COM        20825C104      2263     33115   SH          Sole                  33115
Dell Inc.                           COM        24702R101      1995     85933   SH          Sole                  85933
EBay Inc.                           COM        278642103      3427    103379   SH          Sole                 103379
Exxon Mobil Corp.                   COM        30231G102       765     10133   SH          Sole                  10133
Genentech Inc.                      COM        368710406      2738     33346   SH          Sole                  33346
General Electric Co.                COM        369604103      3515     99419   SH          Sole                  99419
Hansen Medical Inc.                 COM        411307101      1145     60596   SH          Sole                  60596
Home Depot Inc.                     COM        437076102      2489     67740   SH          Sole                  67740
Intel Corp.                         COM        458140100       213     11130   SH          Sole                  11130
Johnson & Johnson                   COM        478160104      2645     43891   SH          Sole                  43891
M&T Bank Corp.                      COM        55261F104       615      5310   SH          Sole                   5310
Marriott Intl. Inc.                 COM        571903202      1749     35715   SH          Sole                  35715
Medco Health Solutions, Inc.        COM        58405U102      1556     21448   SH          Sole                  21448
Medtronic Inc.                      COM        585055106       691     14077   SH          Sole                  14077
Merrill Lynch & Co.                 COM        590188108       210      2567   SH          Sole                   2567
Microsoft Inc.                      COM        594918104       611     21920   SH          Sole                  21920
Minrad International Inc.           COM        60443P103       300     57875   SH          Sole                  57875
Motorola Inc.                       COM        620076109      1739     98426   SH          Sole                  98426
NuVasive Inc.                       COM        670704105      1383     58245   SH          Sole                  58245
Pfizer Inc.                         COM        717081103      2275     90044   SH          Sole                  90044
Procter & Gamble                    COM        742718109      2989     47325   SH          Sole                  47325
Qualcomm Inc.                       COM        747525103      2567     60180   SH          Sole                  60180
Synergetics USA Inc.                COM        87160G107       355     99271   SH          Sole                  99271
Texas Instruments Inc.              COM        882508104      2796     92889   SH          Sole                  92889
United Technologies Corp.           COM        913017109      3092     47565   SH          Sole                  47565
Valero Energy Corp.                 COM        91913Y100      2928     45406   SH          Sole                  45406
Walgreen Co.                        COM        931422109      1464     31908   SH          Sole                  31908
Wells Fargo & Company               COM        949746101      1541     44752   SH          Sole                  44752
IShares DJ Select Dividend Ind                 464287168      7944    111179   SH          Sole                 111179
IShares Lehman US Treasury Inf                 464287176       256      2535   SH          Sole                   2535
IShares MSCI Canada Index                      464286509      3068    117330   SH          Sole                 117330
IShares MSCI EAFE Index                        464287465     19891    260833   SH          Sole                 260833
IShares MSCI EAFE Value Index                  464288877       276      3725   SH          Sole                   3725
IShares MSCI Emerging Markets                  464287234      6607     56712   SH          Sole                  56712
IShares Russell 1000 Growth In                 464287614      9900    177890   SH          Sole                 177890
IShares Russell 1000 Value Ind                 464287598     16296    196002   SH          Sole                 196002
IShares Russell 2000 Growth In                 464287648       274      3427   SH          Sole                   3427
IShares Russell 2000 Value Ind                 464287630       309      3812   SH          Sole                   3812
IShares Russell Midcap Growth                  464287481       431      4023   SH          Sole                   4023
IShares Russell Midcap Value I                 464287473       494      3224   SH          Sole                   3224
IShares S&P 100 Index Fund                     464287101       471      7240   SH          Sole                   7240
IShares S&P 500 Barra Growth I                 464287309       302      4680   SH          Sole                   4680
IShares S&P Global Healthcare                  464287325      3479     60364   SH          Sole                  60364
IShares S&P Midcap 400 Index                   464287507       268      3165   SH          Sole                   3165
IShares S&P Small Cap 600 Inde                 464287804     14091    207489   SH          Sole                 207489
IShares Trust 1-3 Treas Index                  464287457       227      2827   SH          Sole                   2827
PowerShares FTSE RAFI U.S. 100                 73935X583      7705    130995   SH          Sole                 130995
PowerShares QQQ Nasdaq 100                     73935A104       211      4846   SH          Sole                   4846
Powershares Global Water Portf                 73935X575      2910    155685   SH          Sole                 155685
Powershares High Yield Eq Dvd                  73935X302       320     20200   SH          Sole                  20200
S & P Mid-Cap 400 Dep Rcpts                    595635103     18099    117091   SH          Sole                 117091
Technology Select Sector SPDR                  81369Y803      3327    142656   SH          Sole                 142656
Utilities Select Sector SPDR                   81369Y886       447     11265   SH          Sole                  11265
Vanguard Mid-Cap VIPERS ETF                    922908629       358      4716   SH          Sole                   4716
WisdomTree Int'l LargeCap Divi                 97717W794      7961    126567   SH          Sole                 126567
AT & T                                         00206R102       316      8011   SH          Sole                   8011
Boston Scientific Corp.                        101137107       426     29295   SH          Sole                  29295
Community Bank N.A.                            203607106      3067    146600   SH          Sole                 146600
Exxon Mobil Corp.                              30231G102       324      4300   SH          Sole                   4300
General Electric Co.                           369604103       644     18218   SH          Sole                  18218
Johnson & Johnson                              478160104       211      3500   SH          Sole                   3500
New York Regional Rail Corp.                   649768108         1     50000   SH          Sole                  50000
Smartvideo Technologies Inc                    831698105         4     10300   SH          Sole                  10300
REPORT SUMMARY                 76 DATA RECORDS              206997                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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